EMPLOYEE BENEFITS PLANS - Calculation of Net Asset Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Investment, Fair Value	$ 508	$ 434
Private Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Investment, Fair Value	49	25
Unfunded Commitments	29	65
Private Real Estate Investment Trust
Defined Benefit Plan Disclosure [Line Items]
Investment, Fair Value	$ 376	$ 349
Redemption Notice Period	One Quarter	One Quarter
Redemption Frequency	Quarterly	Quartrely
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Investment, Fair Value	$ 83	$ 60
Unfunded Commitments	$ 34	$ 42
Redemption Notice Period	Previous Quarter End	Previous Quarter End
Redemption Frequency	Calendar Quarters	Calendar Quarters